SUBSIDIARY PUBLIC ISSUERS - Financial Information (Details) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Mar. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
Revenues		$ 3,681	$ 2,663	$ 7,092	$ 5,346
Net income attributable to partnership		176	352	246	542
Statement of financial position [abstract]
Current assets		5,824		5,824			$ 4,896
Non-current assets		68,075		68,075			69,065
Current liabilities		8,895		8,895			8,661
Non-current liabilities		38,965		38,965			38,909
Redeemable Partnership Units held by Brookfield		2,282		2,282			2,408
BIPC exchangeable shares		1,303		1,303			1,369
Exchangeable units	[1]	75		75			85
Perpetual subordinated notes		293		293		$ 293	0
In operating subsidiaries		15,720		15,720			15,658
Preferred unitholders		918		918			1,138
Our partnership
Statement of comprehensive income [abstract]
Revenues		0	0	0	0
Net income attributable to partnership		70	192	76	281
Statement of financial position [abstract]
Current assets		0		0			0
Non-current assets		6,630		6,630			6,840
Current liabilities		0		0			0
Non-current liabilities		0		0			0
Redeemable Partnership Units held by Brookfield		0		0			0
BIPC exchangeable shares		0		0			0
Exchangeable units		0		0			0
Perpetual subordinated notes		0		0
In operating subsidiaries		0		0			0
Preferred unitholders		0		0			0
The Fincos
Statement of comprehensive income [abstract]
Revenues		0	0	0	0
Net income attributable to partnership		0	0	0	0
Statement of financial position [abstract]
Current assets		0		0			0
Non-current assets		0		0			0
Current liabilities		0		0			0
Non-current liabilities		2,714		2,714			2,288
Redeemable Partnership Units held by Brookfield		0		0			0
BIPC exchangeable shares		0		0			0
Exchangeable units		0		0			0
Perpetual subordinated notes		0		0
In operating subsidiaries		0		0			0
Preferred unitholders		0		0			0
BIPIC
Statement of comprehensive income [abstract]
Revenues		0	0	0	0
Net income attributable to partnership		0	0	0	0
Statement of financial position [abstract]
Current assets		0		0			0
Non-current assets		1,045		1,045			1,045
Current liabilities		209		209			232
Non-current liabilities		0		0			0
Redeemable Partnership Units held by Brookfield		0		0			0
BIPC exchangeable shares		0		0			0
Exchangeable units		0		0			0
Perpetual subordinated notes		0		0
In operating subsidiaries		0		0			0
Preferred unitholders		0		0			0
BIPC Holdings
Statement of comprehensive income [abstract]
Revenues		0	0	0	0
Net income attributable to partnership		0	119	0	134
Statement of financial position [abstract]
Current assets		0		0			0
Non-current assets		2,999		2,999			2,373
Current liabilities		0		0			0
Non-current liabilities		84		84			0
Redeemable Partnership Units held by Brookfield		0		0			0
BIPC exchangeable shares		0		0			0
Exchangeable units		0		0			0
Perpetual subordinated notes		0		0
In operating subsidiaries		0		0			0
Preferred unitholders		0		0			0
Subsidiaries of our partnership other than the Fincos and BIPIC
Statement of comprehensive income [abstract]
Revenues		0	0	0	0
Net income attributable to partnership		176	233	246	408
Statement of financial position [abstract]
Current assets		0		0			0
Non-current assets		9,282		9,282			9,835
Current liabilities		0		0			0
Non-current liabilities		0		0			0
Redeemable Partnership Units held by Brookfield		0		0			0
BIPC exchangeable shares		0		0			0
Exchangeable units		0		0			0
Perpetual subordinated notes		0		0
In operating subsidiaries		0		0			0
Preferred unitholders		0		0			0
Consolidating adjustments
Statement of comprehensive income [abstract]
Revenues		3,681	2,663	7,092	5,346
Net income attributable to partnership		(70)	$ (192)	(76)	$ (281)
Statement of financial position [abstract]
Current assets		5,824		5,824			4,896
Non-current assets		48,119		48,119			48,972
Current liabilities		8,686		8,686			8,429
Non-current liabilities		36,167		36,167			36,621
Redeemable Partnership Units held by Brookfield		2,282		2,282			2,408
BIPC exchangeable shares		1,303		1,303			1,369
Exchangeable units		75		75			85
Perpetual subordinated notes		293		293
In operating subsidiaries		15,720		15,720			15,658
Preferred unitholders		$ 918		$ 918			$ 1,138

[1]	Includes non-controlling interest attributable to Exchange LP units and BIPC exchangeable LP units.